SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	3 - 16
Office furniture and equipment	3 - 17
Vehicles	5 - 7

Schedule of Intangible Assets Estimated Useful Life
The assets are amortized over their estimated useful lives using the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as the following weighted average in years:

Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1

Schedule of Accumulated Other Comprehensive Income, Net
The following table shows the components of accumulated other comprehensive income (loss), as of December 31, 2016 and 2015:

	Year ended December 31, 2016
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(3,636)	$(91)	$(3,727)

Other comprehensive income before reclassifications	514	396	910
Amounts reclassified from accumulated other comprehensive income	-	(407)	(407)

Net current-period other comprehensive income (loss)	514	(11)	503

Ending balance	$(3,122)	$(102)	$(3,224)

	Year ended December 31, 2015
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(614)	$(806)	$(1,420)

Other comprehensive loss before reclassifications	(3,022)	(124)	(3,146)
Amounts reclassified from accumulated other comprehensive loss	-	839	839

Net current-period other comprehensive income (loss)	(3,022)	715	(2,307)

Ending balance	$(3,636)	$(91)	$(3,727)